Stock-Based Compensation (Detail Textuals 1) - Douglas Cesario, CFO - Restricted Stock Agreements - USD ($)	1 Months Ended	12 Months Ended
	May 25, 2018	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	1,195,073
Granted	$ 0.245
Fair market value of stock options	$ 200,772
Vesting percentage	25.00%
Description of stock option agreement		The options vested 25% on July 23, 2018, and the remaining 75% will vest 1/33 on each of the next 33 months thereafter.
Remaining contractual life		8 years 6 months 25 days
Options exercised		760,501
Options vested		1,195,073
Fair value of stock options vested		$ 54,756	$ 73,008